UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                     FORM 13F

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f)OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                   Report for the Quarter Ended June 30, 2001
                                                --------------

If amended report check here:  [  ]

                          Loews Corporation
------------------------------------------------------------------------------
Name of Institutional Investment Manager

                        667 Madison Avenue    New York     New York     10021
------------------------------------------------------------------------------
Business Address              (Street)        (City)        (State)     (Zip)

  Barry Hirsch, Senior Vice President          (212) 521-2920
------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

  Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned Institutional investment manager has caused this report to be
signed on its behalf in the City of          New York          and State of
                                    --------------------------
New York  on the     14th     day of August, 2001.
--------         -----------         ------------


                                   Loews Corporation
                                   -------------------------------------------
                                   (Name of Institutional Investment Manager)


                                   By:  /s/ Barry Hirsch
                                   -------------------------------------------
                                   (Manual Signature of Person Duly Authorized
                                             to Submit This Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report):
(List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                      13F File No.:  Name:                    13F File
No.:
-------------------------- -------------  ------------------------ -----------
1.     None                               6.
-------------------------- -------------  ------------------------ -----------
2.                                        7.
-------------------------- -------------  ------------------------ -----------
3.                                        8.
-------------------------- -------------  ------------------------ -----------
4.                                        9.
-------------------------- -------------  ------------------------ -----------
5.                                        10.
-------------------------- -------------  ------------------------ -----------

                                Page 1 of 17 Pages

                                Loews Corporation

                                     FORM 13F

                          Report for the Quarter Ended

                                   June 30, 2001




  Loews Corporation ("Loews"), by virtue of its approximately 87% ownership of voting securities of CNA Financial Corporation whose business address is CNA Plaza, Chicago, Illinois 60685 ("CNA"), may be deemed to have investment discretion regarding certain securities (the "CNA Securities") as to which investment discretion is deemed to be exercised by CNA. Pursuant to General Instruction B of Form 13F, CNA is reporting on behalf of Loews regarding the CNA Securities.

  Mr. Laurence A. Tisch and Mr. Preston R. Tisch own in the aggregate approximately 27% of the outstanding Common Stock of Loews. Mr. Laurence A. Tisch and Mr. Preston R. Tisch are the Co-Chairman of the Board of Loews. Laurence A. Tisch and Preston R. Tisch are brothers and may be deemed to be control persons of Loews.

                                Page 2 of 17 Pages

Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


AES Corp.         Common  00130H105 $       211       4,900     X                                         4,900

Aetna Inc         Common  00817Y108         541      20,925     X                                        20,925

Agco Corp         Common  001084102         102      11,200     X                                        11,200

Agnico Eagle      Common  008474108       5,100     600,000     X                                       600,000
 Mines Ltd.

Albertsons Inc.   Common  013104104         300      10,000     X                                        10,000

Allamerica Finl   Common  019754100         431       7,500     X                                         7,500
 Corp

Allegheny Energy  Common  017361106         222       4,600     X                                         4,600
 Inc.

American Express  Common  025816109         644      16,600     X                                        16,600
 Corp.

American Natl     Common  028591105       1,532      20,500     X                                        20,500
 Ins Co.

Am West Hldg Corp Common  023657208         108      10,825     X                                        10,825

Anchor Gaming     Common  033037102         336       5,200     X                                         5,200

Apartment Invt.   Common  03748R101         554      11,500     X                                        11,500
 & Mgt. Co.

Apex Silver       Common  G04074103         910      80,000     X                                        80,000
 Mines Ltd.

Apex Silver       WTS     G04074111         217     167,000     X                                       167,000
 Mines Ltd.       110402

Applica Inc.      Common  03815A106       1,592     200,000     X                                       200,000
                                    -----------
                          TOTAL     $    12,800
                                    -----------


                                           Page 3 of 17 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


AT&T Corp         Common  001957208 $       700      40,000     X                                        40,000
 Liberty Media-A

Barrick Gold      Common  067901108      18,938   1,250,000     X                                     1,250,000
 Corp.

Bear Stearns      Common  073902108       1,474      25,000     X                                        25,000
 Cos. Inc.

Black & Decker    Common  091797100         225       5,700     X                                         5,700
 Corp

Bristol Myers     Common  110122108         523      10,000     X                                        10,000

Brown & Co Inc    Common  103043105         123      10,700     X                                        10,700

Cadiz Inc.        Common  127537108       1,162     116,200     X                                       116,200

Cambior Inc.      Common  13201L103          98     175,000     X                                       175,000

Carnival Corp     Common  143658102         344      11,200     X                                        11,200

Caterpillar Inc.  Common  149123101       4,505      90,000     X                                        90,000

CBRL Group Inc    Common  12489V106         290      17,100     X                                        17,100

Ceridian Corp.    Common  156779100         393      20,500     X                                        20,500
 New

Cerner Corp.      Common  156782104         273       6,500     X                                         6,500

Charter Comm.     Common  16117M107         201       8,600     X                                         8,600
 Inc. Del.

Charter One       Common  160903100         402      12,600     X                                        12,600
 Finl. Inc.

Cleveland Cliffs  Common  185896107       4,257     230,100     X                                       230,100
 Inc.

CMS Energy Corp   Common  125896100         604      21,700     X                                        21,700
                                    -----------
                          TOTAL     $    34,512
                                    -----------


                                           Page 4 of 17 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


CNA Financial     Common  126117100 $ 6,290,597 159,457,480     X                                   159,457,480
 Corp.

CNF Inc           Common  12612W104         356      12,600     X                                        12,600

Comcast Corp      Common  200300200         499      11,500     X                                        11,500

Colgate Palmolive Common  194162103         301       5,100     X                                         5,100
 Co.

Compaq Computer   Common  204493100         919      60,000     X                                        60,000
 Corp.

Computer          Common  204912107         358       9,950     X                                         9,950
 Associates

Computer Science  Common  205363104         218       6,300     X                                         6,300
 Corp.

Consolidated      Common  209232107         260      29,000     X                                        29,000
 Frtwys Corp.

Cooper            Common  216669101         309       7,775     X                                         7,775
 Industries

Costco Whsl.      Common  22160K105         497      12,100     X                                        12,100
 Corp. New

CTS Corp          Common  126501105         410      20,000     X                                        20,000

Cytec             Common  232820100         316       8,325     X                                         8,325
 Industries

Deere & Co.       Common  244199105       1,514      40,000     X                                        40,000

Delphi Auto Sys.  Common  247126105         299      18,800     X                                        18,800
 Corp.

Delphi Finl Group Common  247131105       1,925      50,000     X                                        50,000
 Inc
                                    -----------
                          TOTAL     $ 6,298,778
                                    -----------


                                           Page 5 of 17 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Digex Inc. Del.   Common  253756100 $       189      14,500     X                                        14,500

Dollar Thrifty    Common  256743105       2,160      90,000     X                                        90,000
 Automotive GP

Diamond Offshore  Common  25271C112   2,316,805  70,100,000     X                                    70,100,000
 Drilling

Donnelly RR       Common  257867101         291       9,000     X                                         9,000

Dow Chemical Co.  Common  260543103       4,156     125,000     X                                       125,000

Dow Jones & Co    Common  260561105         310       5,200     X                                         5,200
 Inc.

DST Sys Inc. Del  Common  233326107         311       5,900     X                                         5,900

DuPont E.I. De    Common  263534109       1,934      40,100     X                                        40,100
 Nemours & Co.

DuPont Photomask  Common  26613X101         212       4,400     X                                         4,400
 Inc.

Eaton Corp.       Common  278058102         435       6,200     X                                         6,200

Edwards Ag Inc.   Common  281760108         531      11,800     X                                        11,800

EOG Res Inc.      Common  26875P101         316       8,900     X                                         8,900

Equity            Common  294741103         359      11,368     X                                        11,368
 Office Prop.
 Trst.

Equity            Common  29476L107         554       9,800     X                                         9,800
 Residential
 Pptys Tr

Exelon Corp.      Common  30161N101         327       5,100     X                                         5,100

Family DLR Stores Common  307000109         828      32,300     X                                        32,300
                                    -----------
                          TOTAL     $ 2,329,718
                                    -----------

                                           Page 6 of 17 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Federated Dept    Common  31410H101 $       327       7,700     X                                         7,700
 Stores

First Am Corp Ca. Common  318522307         220      11,600     X                                        11,600

First Union Corp. Common  337358105         444      12,700     X                                        12,700

Fortune Brands    Common  34963101          334       8,700     X                                         8,700

FMC Corp          Common  302491303         295       4,300     X                                         4,300

Ford              Common  345370860         982      40,000     X                                        40,000

FPL Group Inc     Common  302571104         331       5,500     X                                         5,500

Frontline Ltd     Common  35906P105       1,714     100,000     X                                       100,000

Furniture Brands  Common  360921100       1,995      71,250     X                                        71,250
 International

Gallagher Arthur  Common  363576109         296      11,400     X                                        11,400
 J & Co.

Gannett Inc.      Common  364730101         277       4,200     X                                         4,200

General Elec Co   Common  369604103         367       7,500     X                                         7,500

Global Marine Inc Common  379352404         408      21,900     X                                        21,900

Glamis Gold Ltd   Common  376775102       1,903     670,000     X                                       670,000

Goodyear Tire &   Common  382550101         616      22,000     X                                        22,000
 Rubber Co

Greater Bay       Common  391648102         406      16,276     X                                        16,276
 Bancorp

Halliburton Co    Common  406216101         545      15,300     X                                        15,300

Harris Corp Del   Common  413875105         699      25,700     X                                        25,700
                                    -----------
                          TOTAL     $    12,159
                                    -----------



                                           Page 7 of 17 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Health Net Inc    Common  42222G108 $       372      21,400     X                                        21,400

Hearst-Argyle     Common  422317107       1,000      50,000     X                                        50,000
 Television Inc.

Henry Jack &      Common  426281101         558      18,000     X                                        18,000
 Assoc Inc

Hershey Foods     Common  427866108         561       9,100     X                                         9,100
 Corp

Hilton Hotels     Common  432848109       1,508     130,000     X                                       130,000
 Corp

Homestake Mining  Common  437614100      49,099   6,199,800     X                                     6,199,800

Honeywell Intl    Common  438516106       2,099      60,000     X                                        60,000
 Inc

Household Intl    Common  441815107         673      10,100     X                                        10,100
 Inc

IBP Inc           Common  449223106         255      10,100     X                                        10,100

Informatica Corp  Common  45666Q102         262      15,100     X                                        15,100

Intl. Paper Inc.  Common  460146103       4,527     126,800     X                                       126,800

IBM               Common  459200101       5,959      52,500     X                                        52,500

Interstate        Common  46072H108         480      30,000     X                                        30,000
 Bakeries

Investment Tech   Common  46145F105         231       4,600     X                                         4,600
 Grp

Invitrogen Corp   Common  46185R100         237       3,300     X                                         3,300

Iona Tech Plc     Common  46206P109         320       8,300     X                                         8,300
                                    -----------
                          TOTAL     $    68,141
                                    -----------


                                           Page 8 of 17 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Jefferson Pilot   Common  475070108 $       657      13,600     X                                        13,600
 Corp

JD Edwards & Co   Common  281667105         335      23,700     X                                        23,700

Jones Apparel     Common  480074103         406       9,400     X                                         9,400
 Grp Inc

JP Morgan Chase   Common  46625H100         351       7,900     X                                         7,900
 Co

Kerr McGee Corp   Common  492386107       2,982      45,000     X                                        45,000

Keycorp New       Common  493267108         351      13,500     X                                        13,500

Kinross Gold      Common  496902107         434     550,000     X                                       550,000
 Corp.

KPMG Consulting   Common  48265R109         216      14,100     X                                        14,100
 Inc

Kroger Co         Common  501044101         320      12,800     X                                        12,800

Lamar Advert Co   Common  512815101         273       6,200     X                                         6,200

Lear Corp         Common  521865105         397      11,375     X                                        11,375

Lehman Brothers   Common  524908100         564       7,300     X                                         7,300

Lilly Eli & Co    Common  532457108         281       3,800     X                                         3,800

Lincoln Natl      Common  534187109       1,842      35,600     X                                        35,600
 Corp Ind

Lubrizol Corp     Common  549271104         299       9,625     X                                         9,625

Marriott Intl     Common  571903202         440       9,300     X                                         9,300
 Inc. New

Marsh & McLennan  Common  571748102         455       4,500     X                                         4,500
 Cos. Cin
                                    -----------
                          TOTAL     $    10,603
                                    -----------


                                           Page 9 of 17 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Maytag Corp.      Common  578592107 $       246       8,400     X                                         8,400

MBIA Inc          Common  55262C100       1,558      28,000     X                                        28,000

Mead Corp         Common  582834107         288      10,600     X                                        10,600

Med-Design Corp.  Common  583926100         313      10,400     X                                        10,400

Medicis Pharm     Common  584690309         313       5,900     X                                         5,900
 Corp

Metromedia Int'l. Common  591695101         165      50,213     X                                        50,213
 Group Inc.

Mercury Inter     Common  589405109         246       4,100     X                                         4,100
 Corp

Merrill Lynch     Common  590188108         296       5,000     X                                         5,000
 & Co

MGIC Invt Corp    Common  552848103         639       8,800     X                                         8,800
 WIS


MGM Mirage        Common  552953101         494      16,500     X                                        16,500

Microsoft Corp    Common  595918104         511       7,000     X                                         7,000

Millipore Corp    Common  601073109         353       5,700     X                                         5,700

Mine Safety       Common  602720104       1,027      30,000     X                                        30,000
 Appliances Co.

Minimed Inc       Common  60365K108         379       7,900     X                                         7,900

Miramar Mining    Common  60466E100         312     390,000     X                                       390,000
 Corp.

Mitchell Energy   Common  606592202         284       6,100     X                                         6,100
 & Dev
                                    -----------
                          TOTAL     $     7,424
                                    -----------


                                           Page 10 of 17 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Montana Power Co  Common  612085100         167      14,400     X                                        14,400

Morgan Stanely DW Common  617446448         302       4,700     X                                         4,700

Motorola Inc.     Common  620076109       1,043      63,000     X                                        63,000

National City     Common  635405103 $       520      16,900     X                                        16,900
 Corp

Navistar Int'l.   Common  63934E108       5,626     200,000     X                                       200,000
 Corp.

NCR Corp New      Common  62886E108         522      11,100     X                                        11,100

Network           Common  64120L104         137      10,000     X                                        10,000
 Appliances

Network Assoc     Common  640938106         169      13,600     X                                        13,600

New York Times    Common  650111107         546      13,000     X                                        13,000
 Co

News Corp LTD-    Common  652487802       1,620      50,000     X                                        50,000
 Spons Adr Prf

Nortek Inc        Common  656559101       1,248      40,000     X                                        40,000

Northern Tr Corp  Common  665859104         463       7,400     X                                         7,400

Ocean Energy Inc  Common  67481E106       1,396      80,000     X                                        80,000

Old Rep Int'l     Common  680223104         312      10,775     X                                        10,775
 Corp

Omnicom Group Inc Common  681919106         267       3,100     X                                         3,100

On Command Corp.  Common  682160106         386      85,876     X                                        85,876

On Command Corp.  WTS B   682160122          21      27,920     X                                        27,920
                  100703
                                    -----------
                          TOTAL     $    14,745
                                    -----------


                                           Page 11 of 17 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Overseas Ship-    Common  690368105 $     4,123     135,000     X                                       135,000
 holding Group
 Inc

Pacific Centy     Common  694058108         312      12,100     X                                        12,100
 Finl Corp

Payless Shoes     Common  704379106         281       4,350     X                                         4,350
 Inc

Penny JC Inc      Common  708160106         235       8,900     X                                         8,900

Pioneer Std       Common  723877106         134      10,525     X                                        10,525
 Electrs Inc

Placer Dome Inc.  Common  725906101      19,110   1,950,000     X                                     1,950,000

Pepsico Inc       Common  713448108         221       5,000     X                                         5,000

Peregrine Systems Common  71366Q101         368      12,700     X                                        12,700
 Inc

Pfizer Inc        Common  717081103         232       5,800     X                                         5,800

Photronics Inc    Common  719405102         269      10,500     X                                        10,500

Potash Corp.      Common  73755L107       4,018      70,000     X                                        70,000
 Sask Inc.

Powerwave Tech    Common  739363109         264      18,200     X                                        18,200
 Inc

Praxair Inc       Common  74005P104         442       9,400     X                                         9,400

Quantum Corp      Common  747906204         251      24,925     X                                        24,925

Radian Group      Common  750236101         289       7,150     X                                         7,150

Ralston Purina Co Common  751277302         351      11,700     X                                        11,700

Robert Half Intl  Common  770323103         259      10,400     X                                        10,400
 Inc
                                    -----------
                          TOTAL     $    31,159
                                    -----------


                                           Page 12 of 17 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Royal Caribbean   Common  780153AK8 $       245      11,100     X                                        11,100
 Cruises

RSA Sec Inc       Common  749719100         266       8,600     X                                         8,600

Ryerson Tull Inc  Common  78375P107      11,749     871,000     X                                       871,000
 New

Sapient Corp      Common  803062108         247      25,300     X                                        25,300

Schwab Charles    Common  808513105         186      11,800     X                                        11,800
 Corp

Sempra Energy     Common  816851109         235       8,600     X                                         8,600

Sherwin Williams  Common  824348406         646      29,100     X                                        29,100
 Co

Skywest Inc       Common  830879102         375      13,400     X                                        13,400


SLI Inc           Common  78442T108          84      10,175     X                                        10,175

Sony Corp         Common  835699307         230       3,500     X                                         3,500

Southtrust Corp   Common  844730101         484      18,600     X                                        18,600

Sovereign Bancorp Common  845905108       2,275     175,000     X                                       175,000
 Inc

Spieker Pptys Inc Common  848497103         456       7,600     X                                         7,600

Staples Inc       Common  855030102         289      18,100     X                                        18,100

Starwood Hotels & Common  85590A203         406      10,900     X                                        10,900
 Resorts wrldwd

State Str Corp    Common  857477103         228       4,600     X                                         4,600

Stewart WP & Co   Common  None              858      35,000     X                                        35,000
 Ltd
                                    -----------
                          TOTAL     $    19,259
                                    -----------


                                           Page 13 of 17 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Stilwell Finl     Common  860831106 $       362       10,800     X                                       10,800
 Inc

Sunguard Data     Common  867363103         228        7,600     X                                        7,600
 sys Inc

Supervalu Inc     Common  868536103         223       12,700     X                                       12,700

Target            Common  87612E106         367       10,600     X                                       10,600

Teekay Shipping   Common  None            2,601       65,000     X                                       65,000
 Marshall Islnd

Telefonica S A    Common  879378206         328        8,800     X                                        8,800

Tele Norte Leste  Common  879246106         197       12,900     X                                       12,900
 Part SA

Telephone and     Common  879433100         479        4,400     X                                        4,400
 Data Sys Inc

Teva Pharm-       Common  881624209         249        4,000     X                                        4,000
 aceutical Inds

Textron Inc       Common  883203101       2,752       50,000     X                                       50,000

TIBCO Software    Common  88632Q103       1,277      100,000     X                                      100,000
 Inc

Thoratec Corp     Common  885175307       5,084      327,000     X                                      327,000

Time Warner       Common  887319101         282        8,400     X                                        8,400
 Telecom

Trizec Hahn       Common  896938107         211       11,600     X                                       11,600
 Corp

Tyco Intl         Common  902124106         354        6,500     X                                        6,500
 Ltd
                                    -----------
                          TOTAL     $    14,994
                                    -----------


                                           Page 14 of 17 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Tycom Ltd         Common  None      $       303       17,600     X                                       17,600

Union Pacific     Common  907818108         387        7,050     X                                        7,050
 Corp

United Tech Corp  Common  913017109         264        3,600     X                                        3,600

United Globalcom  Common  913247508         244       28,200     X                                       28,200

Unumprovident     Common  91529Y106         491       15,300     X                                       15,300
 Corp

USA Ed Inc        Common  90390U102         307        4,200     X                                        4,200

USX Marathon      Common  902905827       1,843       62,450     X                                       62,450
 Group


Valero Energy     Common  91913Y100       3,494       95,000     X                                       95,000

Ventas Inc        Common  92276F100         118       10,750     X                                       10,750

Viacom Inc.       Common  925524100         313        5,900     X                                        5,900
                  CL A

Vivendi Universal Common  92851S204         510        8,800     X                                        8,800

Wackenhut Corp    Common  929794303         206       15,000     X                                       15,000

Waddell & Reed    Common  930059100         267        8,400     X                                        8,400
 Fincl Inc

Wal Mart Stores   Common  931142103         268        5,500     X                                        5,500

Washington Mutual Common  939322103         345        9,200     X                                        9,200

Wellpoint Health  Common  94973H108         358        3,800     X                                        3,800
 Network

Wells Fargo &     Common  949746101         580       12,500     X                                       12,500
 Co. New
                                    -----------
                          TOTAL     $    10,298
                                    -----------


                                           Page 15 of 17 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Weyerhaeuser Co   Common  962166104 $       401       7,300      X                                         7,300

Whirlpool Corp    Common  963320106         350       5,600      X                                         5,600

Willamette Inds   Common  969133107         203       4,100      X                                         4,100
 Inc

Williams Co Inc   Common  969457100         273       8,300      X                                         8,300

WPP Group PLC     Common  929309300         427       8,500      X                                         8,500

XTO Energy        Common  98385X106         164      11,400      X                                        11,400

Agnico Eagle      Common  008474908         481       1,300(c)   X                                         1,300(c)
 Mines Ltd.

Barrick Gold      Common  067901908       6,817     450,000(c)   X                                       450,000(c)
 Corp.

Barrick Gold      Common  067901958       8,331     550,000(p)   X                                       550,000(p)
 Corp.

BMC Software      Common  055921900       2,254     100,000(p)   X                                       100,000(p)

Boeing Co.        Common  09703955        6,394     115,000(p)   X                                       115,000(p)

Bristol Meyers    Common  110122958       2,092      40,000(p)   X                                        40,000(p)
 Squibb

Caterpillar Inc.  Common  149123951       7,507     150,000(p)   X                                       150,000(p)

Chubb Corp.       Common  191232951       5,420      70,000(p)   X                                        70,000(p)

Compaq            Common  204493950       1,532     100,000(p)   X                                       100,000(p)

Deere & Co.       Common  244199955       7,570     200,000(p)   X                                       200,000(p)

Dow Chemical Co.  Common  260543953       1,995      60,000(p)   X                                        60,000(p)
                                    -----------
                          TOTAL     $    52,211
                                    -----------


                                           Page 16 of 17 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


DuPont E I de     Common  263534959 $     2,412      50,000(p)   X                                        50,000(p)
 Nemours & Co.

DuPont E I de     Common  263534959         482      10,000(c)   X                                        10,000(c)
 Nemours & Co.

Ford Motor Co.    Common  345370950       2,455     100,000(p)   X                                       100,000(p)

GoodYear Tire &   Common  382550951       3,640     130,000(p)   X                                       130,000(p)
 Rubber Co.

Homestake Mining  Common  437614900       3,960     500,000(c)   X                                       500,000(c)

Homestake Mining  Common  437614950       9,266   1,170,000(p)   X                                     1,170,000(p)

Intl Paper Co.    Common  460146953       7,140     200,000(p)   X                                       200,000(p)

JP Morgan         Common  46625H950       1,779      40,000(p)   X                                        40,000(p)

Motorola          Common  620076959       1,655     100,000(p)   X                                       100,000(p)

Navistar Int'l.   Common  63934E958       5,626     200,000(p)   X                                       200,000(p)
 Corp.

Placer Dome       Common  725906901         980     100,000(c)   X                                       100,000(c)

Placer Dome       Common  725906951       3,675     375,000(p)   X                                       375,000(p)

Potash Corp.      Common  73755L957       5,740     100,000(p)   X                                       100,000(p)
 Sask Inc.

Salton Inc.       Common  795757953         391      22,000(p)   X                                        22,000(p)

Valero Energy     Common  91913Y950       1,839      50,000(p)   X                                        50,000(p)
 Corp.
                                    -----------
                          TOTAL     $    51,040
                                    -----------
                AGGREGATE TOTAL     $ 8,967,841
                                    ===========


                                           Page 17 of 17 Pages